Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	hlfi_SupplementTextBlock

Harding, Loevner Funds, Inc.

Supplement dated April 28, 2017 to the

Prospectus for Institutional Investors (the “Prospectus”) and Statement of Additional Information,

each dated February 28, 2017, as supplemented

Disclosure Related to the Global Equity Portfolio and

International Equity Portfolio (Institutional Class Z)

(each, a “Portfolio”)

Effective immediately, Harding Loevner LP has contractually agreed to lower the expense cap for the Global Equity Portfolio’s Institutional Class Z from 0.95% to 0.90% and lower the expense cap for the International Equity Portfolio’s Institutional Class Z from 0.90% to 0.80%, through February 28, 2018.

Global Equity Portfolio

Accordingly, effective immediately, the Global Equity Portfolio’s “Portfolio Summary—Portfolio Fees and Expenses” section of the Prospectus is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.73%
Total Annual Portfolio Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement[2]	-0.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.90%

[1] “Other Expenses” have been based on estimated amounts for the current fiscal year.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$92	$422	$775	$1,770

International Equity Portfolio

In addition, the International Equity Portfolio’s “Portfolio Summary—Portfolio Fees and Expenses” section of the Prospectus is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.73%
Total Annual Portfolio Operating Expenses	1.43%
Fee Waiver and/or Expense Reimbursement[2]	-0.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.80%

[1] “Other Expenses” have been based on estimated amounts for the current fiscal year.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$390	$722	$1,659

Harding Loevner Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hlfi_SupplementTextBlock

Harding, Loevner Funds, Inc.

Supplement dated April 28, 2017 to the

Prospectus for Institutional Investors (the “Prospectus”) and Statement of Additional Information,

each dated February 28, 2017, as supplemented

Disclosure Related to the Global Equity Portfolio and

International Equity Portfolio (Institutional Class Z)

(each, a “Portfolio”)

Effective immediately, Harding Loevner LP has contractually agreed to lower the expense cap for the Global Equity Portfolio’s Institutional Class Z from 0.95% to 0.90% and lower the expense cap for the International Equity Portfolio’s Institutional Class Z from 0.90% to 0.80%, through February 28, 2018.

Global Equity Portfolio

Accordingly, effective immediately, the Global Equity Portfolio’s “Portfolio Summary—Portfolio Fees and Expenses” section of the Prospectus is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.73%
Total Annual Portfolio Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement[2]	-0.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.90%

[1] “Other Expenses” have been based on estimated amounts for the current fiscal year.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$92	$422	$775	$1,770

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Harding Loevner Global Equity Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
1 YEAR	rr_ExpenseExampleYear01	$ 92
3 YEARS	rr_ExpenseExampleYear03	422
5 YEARS	rr_ExpenseExampleYear05	775
10 YEARS	rr_ExpenseExampleYear10	$ 1,770
Harding Loevner International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hlfi_SupplementTextBlock

Harding, Loevner Funds, Inc.

Supplement dated April 28, 2017 to the

Prospectus for Institutional Investors (the “Prospectus”) and Statement of Additional Information,

each dated February 28, 2017, as supplemented

Disclosure Related to the Global Equity Portfolio and

International Equity Portfolio (Institutional Class Z)

(each, a “Portfolio”)

Effective immediately, Harding Loevner LP has contractually agreed to lower the expense cap for the Global Equity Portfolio’s Institutional Class Z from 0.95% to 0.90% and lower the expense cap for the International Equity Portfolio’s Institutional Class Z from 0.90% to 0.80%, through February 28, 2018.

International Equity Portfolio

In addition, the International Equity Portfolio’s “Portfolio Summary—Portfolio Fees and Expenses” section of the Prospectus is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%

Distribution (12b-1) Fees	None

Other Expenses[1]	0.73%
Total Annual Portfolio Operating Expenses	1.43%
Fee Waiver and/or Expense Reimbursement[2]	-0.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.80%

[1] “Other Expenses” have been based on estimated amounts for the current fiscal year.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2018.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$390	$722	$1,659

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Harding Loevner International Equity Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]
1 YEAR	rr_ExpenseExampleYear01	$ 82
3 YEARS	rr_ExpenseExampleYear03	390
5 YEARS	rr_ExpenseExampleYear05	722
10 YEARS	rr_ExpenseExampleYear10	$ 1,659

[1]	"Other Expenses" have been based on estimated amounts for the current fiscal year.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio's Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2018.
[3]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio's Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2018.